RISK MANAGEMENT (Details 19) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Value at risk	$ 1,447,384	$ 1,086,904
Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,108,052	877,348
Weighted Average [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,250,084	1,011,173
Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	1,447,384	1,406,514
Interest Rate [member]
Disclosure Of Risk Management [Line Items]
Value at risk	249,070	283,548
Interest Rate [member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	204,478	269,572
Interest Rate [member] | Weighted Average [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	241,602	289,811
Interest Rate [member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	317,524	303,876
Exchange Rate [member]
Disclosure Of Risk Management [Line Items]
Value at risk	909,648	559,362
Exchange Rate [member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	563,322	330,108
Exchange Rate [member] | Weighted Average [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	712,435	488,395
Exchange Rate [member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	909,648	883,924
Share Price [member]
Disclosure Of Risk Management [Line Items]
Value at risk	91,847	70,758
Share Price [member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	91,847	70,758
Share Price [member] | Weighted Average [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	103,127	76,632
Share Price [member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	112,372	84,059
Collective Portfolios [member]
Disclosure Of Risk Management [Line Items]
Value at risk	196,819	173,236
Collective Portfolios [member] | Bottom of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	187,842	34,558
Collective Portfolios [member] | Weighted Average [Member]
Disclosure Of Risk Management [Line Items]
Value at risk	192,920	156,335
Collective Portfolios [member] | Top of range [member]
Disclosure Of Risk Management [Line Items]
Value at risk	$ 198,227	$ 174,373